Property and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The applicable estimated useful lives are as follows:

Production equipment	5 years
Office furniture and electronic data processing equipment (“EDP”)	3 years
Leasehold improvements	5 years

	Production equipment	Office furniture and EDP	Leasehold improvements	Total
At cost
As of January 1, 2017	283,499	233,706	236,462	753,667
Additions	6,389	—	—	6,389
As of December 31, 2017	289,888	233,706	236,462	760,056
Additions	—	—	—	—
Disposals	—	—	(236,462)	(236,462)
As of December 31, 2018	289,888	233,706	—	523,594

Accumulated depreciation
As of January 1, 2017	(184,329)	(183,710)	(16,334)	(384,373)
Charge for the year	(53,594)	(21,918)	(47,272)	(122,784)
As of December 31, 2017	(237,923)	(205,628)	(63,606)	(507,157)
Charge for the year	(32,485)	(13,663)	(26,565)	(72,713)
Disposals	—	—	90,171	90,171
As of December 31, 2018	(270,408)	(219,291)	—	(489,699)

Net book value
As of December 31, 2017	51,965	28,078	172,856	252,899
As of December 31, 2018	19,480	14,415	—	33,895